Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Balance Sheet Components
5. Balance Sheet Components
Property and equipment, net
Property and equipment, net consists of the following (in thousands):

	September 30, 2023	December 31, 2022
Construction in progress	$689	$689
Furniture	118	118
Computers and equipment	85	77
Leasehold improvements	76	55

Property and equipment, gross	968	939
Less: Accumulated depreciation	(199)	(167)

Property and equipment, net	$769	$772

The Company recognized depreciation expense of $12 thousand and $10 thousand for the three months ended September 30, 2023 and 2022, respectively, and $32 thousand and $30 thousand for the nine months ended September 30, 2023 and 2022, respectively.

Accrued Expenses
Accrued expenses consists of the following (in thousands):

	September 30,	December 31,
	2023	2022
Accrued professional service fees	$4,980	$2,024
Accrued sales and marketing costs	1,919	574
Accrued research and development costs	1,641	459
Accrued others	2,035	79

Accrued expenses	$10,575	$3,136

5. Property and Equipment, Net
Property and equipment consisted of the following as of December 31, 2022 and 2021 (in thousands):

	December 31,
	2022	2021

Computers & equipment	$77	$77
Furniture	118	118
Leasehold improvements	55	48
Construction in progress	689	689

Property and equipment, gross	939	932
Less: Accumulated depreciation	(167)	(127)

Property and equipment, net	$772	$805
Depreciation expense for each of the years ended December
 31
, 2022, 2021, and 2020 was $40 thousand, $39 thousand, and $40 thousand, respectively.